FINANCIAL INSTRUMENTS - Commodity price risk and Currency risk (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)
Canadian dollar forward contracts
Financial Instruments
Notional amount			$ 132	$ 97.0
Currency risk
Financial Instruments
Percentage of reasonably possible increase in unobservable input, assets			10.00%	10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities Percentage of reasonably possible decrease in unobservable input, liabilities			10.00%	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase	$ 3.9	$ 2.0
Increase (decrease) in fair value measurement due to reasonably possible decrease	1.2	0.8
Interest rate risk
Financial Instruments
Increase (decrease) in fair value measurement due to reasonably possible increase	0.4	1.3
Gold and silver
Financial Instruments
Percentage of change in the prevailing commodity prices			10.00%	10.00%
Increase in revenue	$ 0.9	$ 0.0
Gold and silver | Commodity price risk | Price
Financial Instruments
Percentage of reasonably possible increase in unobservable input, assets			10.00%	10.00%